UNITED STATES SECURITIES AND
       EXCHANGE COMMISSION
       Washington, D.C. 20549

       FORM 13F

       FORM 13F COVER PAGE

Report for the Calendar Year: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Integrated Wealth Counsel, LLC
Address: 100 Clock Tower Place
         Suite 210
         Carmel, CA 93923

13F File Number: 801-11975

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Todd C. Ganos
Title: Principal
Phone: 831-624-3317
Signature, Place, and Date of Signing:

    Todd C. Ganos   Carmel, California  May 4, 2012
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

       FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers: 0

Form 13F Information Table Entry Total: 154


Form 13F Information Table Value Total: $98409


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      337 3772 SH       Sole                 3772.000
                                                               107 1200 SH       Defined 01                    1200.000
AT&T Inc.                      COM              00206R102       31 1000 SH       Defined 01                    1000.000
Abbott Labs                    COM              002824100      152 2480 SH       Sole                 2480.000
                                                               454 7400 SH       Defined 01                    7400.000
Alliant Techsystems, Inc.      COM              ATK            172 3425 SH       Sole                 3205.000  220.000
American Express Co.           COM              025816109       35  600 SH       Sole                  600.000
Apple Inc.                     COM              037833100     1469 2450 SH       Sole                 2450.000
Becton Dickinson & Co.         COM              BDX            647 8335 SH       Sole                 8135.000  200.000
Berkshire Hathway Inc. B       COM              084670702      217 2670 SH       Sole                 2670.000
Biogen Idec Inc.               COM              BIIB           164 1300 SH       Sole                 1300.000
Bristol-Myers Squibb           COM              110122108      204 6035 SH       Sole                 6035.000
                                                               108 3200 SH       Defined 01                    3200.000
Campbell Soup Co.              COM              134429109       34 1000 SH       Defined 01                    1000.000
Caterpillar Inc.               COM              149123101      115 1080 SH       Sole                 1080.000
Chevron Corp.                  COM              166764100     139413004 SH       Sole                12679.000  325.000
                                                               418 3900 SH       Defined 01                    3900.000
Cisco Systems Inc.             COM              17275R102      61829241 SH       Sole                29241.453
                                                                17  800 SH       Defined 01                     800.000
Conoco Phillips                COM              20825c104      153 2010 SH       Sole                 2010.000
                                                               106 1400 SH       Defined 01                    1400.000
Costco Wholesale Corp.         COM              22160k105       36  400 SH       Sole                  400.000
                                                                64  700 SH       Defined 01                     700.000
Crimson Exploration Inc.       COM              CXPO             1  200 SH       Sole                  200.000
DuPont (E.I.) De Nemours & Co. COM              263534109       63 1200 SH       Defined 01                    1200.000
Encompass GP Affiliates        COM              ECGA             0 2000 SH       Sole                 2000.000
Extreme Networks, Inc.         COM              EXTR             1  200 SH       Sole                  200.000
Exxon Mobil Corp.              COM              30231G102     118013602 SH       Sole                13602.000
                                                                69  800 SH       Defined 01                     800.000
Ford Motor Company             COM              345370100        2  174 SH       Sole                  174.000
General Electric Co.           COM              369604103      45022400 SH       Sole                22400.000
                                                               42721300 SH       Defined 01                   21300.000
General Motors Corp.           COM              370442105       19  750 SH       Sole                  750.000
GlaxoSmithKline PLC            COM              37733w105      171 3800 SH       Defined 01                    3800.000
HSBC Holdings PLC              COM              404280406      45410225 SH       Sole                 9930.000  295.000
Herborium Group, Inc.          COM              HBRM             0    3 SH       Sole                    3.000
Hewlett-Packard Co.            COM              428236103      112 4685 SH       Sole                 4375.000  310.000
                                                               153 6400 SH       Defined 01                    6400.000
IBM Corp.                      COM              459200101     1483 7105 SH       Sole                 6995.238  110.000
                                                               167  800 SH       Defined 01                     800.000
Intel Corp.                    COM              458140100       28  979 SH       Sole                  978.886
J.C. Penney                    COM              708160106       19  550 SH       Sole                  550.000
J.P. Morgan Chase & Co.        COM              46625h100     112324431 SH       Sole                24061.000  370.000
Johnson & Johnson              COM              478160104     127219289 SH       Sole                18589.010  700.000
                                                                46  700 SH       Defined 01                     700.000
Juniper Networks               COM              JNPR            56 2429 SH       Sole                 2429.000
Kraft Foods, Inc.              COM              KFT             57 1500 SH       Defined 01                    1500.000
Lowe's Companies Inc.          COM              548661107     105833705 SH       Sole                31610.000 2095.000
                                                                53 1700 SH       Defined 01                    1700.000
McDonald's Corp.               COM              580135101     123512590 SH       Sole                11860.000  730.000
                                                                58  590 SH       Defined 01                     590.000
Merck & Co. Inc.               COM              589331107       31  800 SH       Sole                  800.000
Microsoft Corp.                COM              594918104      89727808 SH       Sole                26607.546 1200.000
NextEra Energy, Inc.           COM              302571104     116319035 SH       Sole                18515.000  520.000
                                                               110 1800 SH       Defined 01                    1800.000
Norfolk Southern Corp.         COM              655844108      86713170 SH       Sole                12905.000  265.000
Paccar Inc.                    COM              693718108      101 2167 SH       Sole                 2167.000
Pacific Capital Bancorp        COM              69404P101       19  412 SH       Sole                  412.000
Pepsico Inc.                   COM              713448108      173 2600 SH       Sole                 2600.000
Pfizer Inc.                    COM              717081103      180 7952 SH       Sole                 7952.028
Philippine Long Distance Telep COM              PHI            109 1750 SH       Sole                 1750.000
Praxair Inc.                   COM              74005P104      926 8075 SH       Sole                 7905.000  170.000
                                                               115 1000 SH       Defined 01                    1000.000
Procter & Gamble               COM              742718109       34  500 SH       Sole                  500.000
                                                               148 2200 SH       Defined 01                    2200.000
Progress Energy                COM              743263105       21  400 SH       Defined 01                     400.000
Rogers Communications Inc.     COM              RCI            44711255 SH       Sole                10630.000  625.000
Royal Dutch Shell PLC          COM              780259206       56  800 SH       Defined 01                     800.000
Schlumberger Ltd.              COM              806857108      149 2135 SH       Sole                 2135.000
Southwest Airlines Co.         COM              LUV              1  100 SH       Sole                  100.000
Symantec Corp.                 COM              871503108       64 3400 SH       Defined 01                    3400.000
Sysco Corp.                    COM              871829107       30 1000 SH       Defined 01                    1000.000
Transocean Sedco Forex Inc.    COM              G90078109      373 6820 SH       Sole                 6540.000  280.000
Trinity Industries, Inc.       COM              TRN             50 1515 SH       Sole                 1515.000
United Technologies Corp.      COM              913017109       33  400 SH       Sole                  400.000
Verizon Communications         COM              92343V104       94 2460 SH       Sole                 2460.000
                                                               117 3050 SH       Defined 01                    3050.000
Visa Inc. A                    COM              92826C839       24  200 SH       Sole                  200.000
Wal-Mart Stores Inc.           COM              931142103     135822187 SH       Sole                21901.676  285.000
Walgreen Co.                   COM              931422109     112233490 SH       Sole                32990.000  500.000
                                                                20  600 SH       Defined 01                     600.000
Wells Fargo & Co.              COM              949746101     131038379 SH       Sole                37779.000  600.000
                                                                61 1800 SH       Defined 01                    1800.000
Westamerica Bancorp.           COM              WABC            34  700 SH       Sole                  700.000
Whole Foods Market, Inc.       COM              WFM            105 1265 SH       Sole                 1265.000
Telefonica Spon ADR                             879382208        6  396 SH       Sole                      396
CNI Charter Large Cap Value Eq                  125977819        0 2435 SH       Sole                 2434.727
AMFDS Fundamental Investors Cl                  360802102      232 5886 SH       Sole                 5886.172
Calamos Growth Fund Cl A                        128119302       11  208 SH       Sole                  207.708
Dodge & Cox Stock Fund                          256219106       79  691 SH       Sole                  690.628
Dreyfus S&P 500 Index Fund                      26200Q105       77 2002 SH       Sole                 2002.463
Federated Strategic Value Fund                  314172560      12525707 SH       Defined 01                   25706.941
Fidelity Growth & Income Fund                   316389204       67 3252 SH       Sole                 3251.583
Schwab 1000 Index Fund                          808517106       39  981 SH       Sole                  981.135
Schwab S&P 500 Select Shares                    808509855       45 2048 SH       Sole                 2048.441
Vanguard 500 Index FD Signal S                                  74  690 SH       Sole                  690.154
Vanguard 500 Index Fund                         922908108     189514599 SH       Sole                14598.860
SPDR S&P 500 Index Fund                         78462F103     489034731 SH       Sole                34731.000
Schwab U.S. Broad Market ETF                    SCHB           125 3695 SH       Sole                 3694.595
iShares S&P 500 Index Fund                      464287200       35  250 SH       Sole                  250.000
American Century Heritage Inve MD               025083791       16  702 SH       Sole                  702.272
SPDR S&P Midcap 400 ETF                         MDY              7   38 SH       Sole                   38.000
iShares S&P Midcap 400 Index F                  464287507     482748652 SH       Sole                46652.000 2000.000
American Century Small Cap Val SB               025076837       22 2521 SH       Sole                 2521.133
Columbia Acorn Fund            SB               197199409        6  177 SH       Sole                  176.604
Eagle Small Cap Growth A       SB               269858106       27  628 SH       Sole                  627.742
iShares S&P Smallcap 600 Index                  464287804     315241311 SH       Sole                39811.000 1500.000
                                                                61  800 SH       Defined 01                     800.000
American Century Global Growth EAFE             025086844       16 1666 SH       Sole                 1666.259
American Funds EuroPacific Gr  EAFE             298706847       21  540 SH       Sole                  540.289
PowerShares Autonomic Balanced EAFE             PCA             25 1935 SH       Sole                 1935.000
iShares China Index Fund                        464287184     182749819 SH       Sole                48919.000  900.000
iShares India Index Fund                        06739f291     219038775 SH       Sole                37975.000  800.000
iShares MSCI Asia Ex-Japan Ind                  464286665     6650152814 SH       Sole               149939.000 2875.000
iShares MSCI Australia Index F                  EWA            171 7291 SH       Sole                 7291.000
iShares MSCI Brazil Index Fund                  EWZ           136221070 SH       Sole                21070.000
iShares MSCI Canada Index                       EWC            29410370 SH       Sole                10370.000
iShares MSCI EAFE Index Fund                    464287465     477186918 SH       Sole                85243.000 1675.000
                                                               170 3100 SH       Defined 01                    3100.000
iShares MSCI Emerging Mkts Ind                  464287234     295568803 SH       Sole                67853.000  950.000
Wisdom Tree EM Small Cap Divid                  DGS           5513114565 SH       Sole               112940.000 1625.000
Annaly Capital Mgmt REIT       RA               NLY           136786390 SH       Sole                    86390
AvalonBay Communities          RA               053484101       71  500 SH       Defined 01                         500
Boston Properties, Inc.        RA               101121101      589 5613 SH       Sole                     5613
Camden Property Trust          RA               133131102     214632635 SH       Sole                    32635
Health Care REIT, Inc.         RA               42217K106     284651790 SH       Sole                    51790
Kimco Realty Corp.             RA               49446R109     117761133 SH       Sole                    61133
National Retail Properties, In RA               637417106     166261130 SH       Sole                    61130
Public Storage, Inc.           RA               74460D109     289520950 SH       Sole                    20950
Rancon Realty Fund IV Reg Ltd  RA               3090020          3    4 SH       Sole                        4
Simon Property Group           RA               828806109       91  624 SH       Defined 01                         624
BP Prudhoe Bay Royalty Trust   RA               055630107     1239 9902 SH       Sole                 9677.000  225.000
                                                                44  350 SH       Defined 01                     350.000
Cross Timbers Royalty Trust    RA               22757r109     202247937 SH       Sole                47337.000  600.000
                                                                36  850 SH       Defined 01                     850.000
Cushing MLP Premier I          RA               23162P308      47322948 SH       Sole                22948.245
Market Vectors Steel Index Fun RA               SLX              5  100 SH       Sole                  100.000
Mesabi Trust                   RA               590672101     257784095 SH       Sole                83360.000  735.000
Northern Euro Oil Royalty Trus RA               659310106     186656932 SH       Sole                56392.000  540.000
                                                                36 1100 SH       Defined 01                    1100.000
Permian Basin Royalty Trust    RA               714236106     224798265 SH       Sole                96465.000 1800.000
                                                                41 1775 SH       Defined 01                    1775.000
Plum Creek Timber              RA               729251108     204249137 SH       Sole                48537.000  600.000
                                                               112 2700 SH       Defined 01                    2700.000
Potlatch Corporation           RA               PCH            197 6295 SH       Sole                 6295.000
PowerShares DB Oil Fund        RA               DBO             10  325 SH       Sole                  325.000
SPDR Gold Trust                RA               863307104       42  260 SH       Sole                  260.000
Sabine Royalty Trust           RA               785688102     208834712 SH       Sole                34212.000  500.000
                                                                38  625 SH       Defined 01                     625.000
San Juan Basin Royalty Trust   RA               798241105     118561130 SH       Sole                59800.000 1330.000
                                                                18  925 SH       Defined 01                     925.000
iShares Dow Jones Commodities  RA               06738c778      248 5870 SH       Sole                 5870.000
                                                                58 1375 SH       Defined 01                    1375.000
Oakmark Equity & Income Fund                    413838400        7  240 SH       Sole                  239.879